Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Changes in Each Class of Financial Assets from Original Measurement Categories under IAS39 to Measurement Categories under IFRS 9

The adoption IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities and derivative financial instruments. The following table below explains the original measurement categories under IAS 39 and the changes in measurement categories under IFRS 9 for each class of the Group’s financial assets as at January 1, 2018.

(In millions of won)	Classification under IAS 39	Classification under IFRS 9	Carrying amount under IAS 39		Carrying amount under IFRS 9	Difference
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost	~~W~~	2,602,560	2,602,560	—
Deposits	Loans and receivables	Amortized cost		758,089	758,089	—
Trade receivables	Loans and receivables	Amortized cost		4,325,120	4,325,120	—
Other receivables	Loans and receivables	Amortized cost		173,565	173,565	—
Debt instrument	Available-for-sale	FVOCI-debt instrument		162	162	—
Equity instrument	Available-for-sale	Mandatorily at FVTPL		4,980	4,980	—
Convertible bonds	Designated as at FVTPL	Mandatorily at FVTPL		1,552	1,552	—
Derivatives	Designated as at FVTPL	Mandatorily at FVTPL		842	842	—
Others	Loans and receivables	Amortized cost		79,552	79,552	—

Total financial assets			~~W~~	7,946,422	7,946,422	—

Schedule of Effect on Application of IFRS 15 on Group's Consolidated Statement of Financial Position

The effect of the application of IFRS 15 on the Group’s consolidated statement of financial position as of December 31, 2018 is as follows. There is no significant impact on the consolidated statement of comprehensive income and the cash flows for the year ended December 31, 2018.

(In millions of won)
Categories	As reported		Adjustments	Amounts without adoption of IFRS 15
Current Assets
Other current assets	~~W~~	546,048	(7,489)	538,559
Current Liabilities
Provisions	~~W~~	98,254	(7,489)	90,765

Estimated Useful Lives of Property, Plant and Equipment	Estimated useful lives of the assets are as follows:

Useful lives (years)
Buildings and structures	20, 40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12

Schedule of Impact on Depreciation Expense of Property Plant and Equipment and Newly Acquired Property Plant and Equipment

The impact on the depreciation expense of the property, plant and equipment at the beginning of January 1, 2018 and newly acquired property, plant and equipment during the year ended December 31, 2018 are as follows:

(In millions of won)
Description	2018		2019	2020
Increase (decrease) in depreciation expense	~~W~~	(110,373)	58,364	52,009

Estimated Useful Lives of Intangible Assets, Other Than Goodwill

Estimated useful lives (years)
Intellectual property rights	5, 10
Rights to use electricity, water and gas supply facilities	10
Software	4
Customer relationships	7, 10
Technology	10
Development costs	(*)
Condominium and golf club memberships	Not amortized

(*)

Capitalized development costs are amortized over the useful life considering the life cycle of the developed products. Amortization of capitalized development costs is recognized in research and development expenses in the consolidated statement of comprehensive income.